Commitments and Contingencies - Summary of Condensed Consolidated Statements of Income Information for MFC and MFLP (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 61,821	$ 78,908
Net income (loss) attributed to shareholders and other equity holders	7,105	5,871
MFC [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	563	547
Net income (loss) attributed to shareholders and other equity holders	7,105	5,871
MLI consolidated [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	61,787	78,929
Net income (loss) attributed to shareholders and other equity holders	7,342	6,179
Other subsidiaries of MFC on a combined basis [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	536	520
Net income (loss) attributed to shareholders and other equity holders	(500)	(500)
Consolidating adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	(1,065)	(1,088)
Net income (loss) attributed to shareholders and other equity holders	(6,842)	(5,679)
Manulife Finance (Delaware), L.P.[Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	41	32
Net income (loss) attributed to shareholders and other equity holders	$ 3	$ (1)